Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED-PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates during 2012 were as follows:

Beginning balance	$2,148
Effect of changes in composition of related parties	120
New loans	113
Repayments	(1,036)

Ending balance	$1,345

Unused commitments to these related parties totaled $2,326 and $1,729 at year-end 2012 and 2011. Related party deposits totaled $5,545 and $3,697 at year-end 2012 and 2011.

The Corporation has minority ownership in a title agency affiliated with a Director resulting in fee income to the Corporation of $0, $4 and $35 for 2012, 2011 and 2010, respectively.